Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under operating leases due for the fiscal years ending December 31, 2013 are as follows:

(In thousands of U.S. dollars)	December 31,
2014	846
2015	596
2016	120
2017	18
TOTAL	1,580